DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 12 – DISCONTINUED OPERATIONS

Effective October 14, 2025 the Company completed its spinoff of the Alvey oil field operation to Texas Coastal Energy, Corp. (TCEC) in exchange for 8,600,000 shares of West Texas Resources, Inc (OTCID: WTXR). While this transaction was being negotiated, TCEC completed a reverse merger through which it assumed control and operational stewardship of West Texas Resources, Inc. Operating under the WTXR banner, the company has expanded its portfolio of producing oil and gas wells and reinforced its strategy to revitalize legacy oil fields across Texas. The acquisition of the Alvey oil field further accelerates WTXR’s growth trajectory.

The Alvey oil field was originally acquired by CETI as a pilot site to test and refine its proprietary oil production enhancement technologies. Those efforts proved instrumental in demonstrating broader applications—extending beyond oil field optimization into large-scale remediation of contaminated oil, sludge, soil, and wastewater. As CETI’s technology and strategy have evolved, the Alvey asset no longer aligned with the Company’s core focus. By spinning off the Alvey asset, CETI can fully dedicate its resources to advancing a growing portfolio of domestic and international remediation projects. At the same time, CETI and its shareholders retain the opportunity to participate in the future value of the Alvey oil field through its continued development by a company with deep expertise in oil and gas production—ensuring the asset has a better chance to realize its full potential while CETI concentrates on its primary growth markets.

	Three Months Ended March 31,
	2026	2025
Total revenue	$—	$—
Total cost of revenue	—	—
Gross profit	—
Operating expenses	—	81,274
Loss from operations	—	(81,274)
Other income (expenses)	—	—
Loss before tax expense	—	(81,274)
Tax expense	—	—
Loss from operations of discontinued operations	$—	$(81,274)

Since the Alvey oil field wass sold during 2025, there are no assets and liabilities of the discontinued operations at March 31, 2026 and December 31, 2025.

Oil and Gas Producing Activities

The Company uses the successful efforts method of accounting for oil and gas activities. Under this method, the costs of productive exploratory wells, all development wells, related asset retirement obligation assets, and productive leases are capitalized and amortized, principally by field, on a units-of-production basis over the life of the remaining proved reserves. Exploration costs, including personnel costs, geological and geophysical expenses, and delay rentals for oil and gas leases are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties. There were capitalized costs of zero at March 31, 2026 and December 31, 2025.

Unproved oil and gas properties are assessed annually to determine whether they have been impaired by the drilling of dry holes on or near the related acreage or other circumstances, which may indicate a decline in value. When impairment occurs, a loss is recognized. When leases for unproved properties expire, the costs thereof, net of any related allowance for impairment, is removed from the accounts and charged to expense. During the three months ended March 31, 2026 and 2025, there was no impairment to unproved properties. The sale of a partial interest in an unproved property is accounted for as a recovery of cost when substantial uncertainty exists as to the ultimate recovery of the cost applicable to the interest retained. A gain on the sale is recognized to the extent that the sales price exceeds the carrying amount of the unproved property. A gain or loss is recognized for all other sales of unproved properties. For the three months ending March 31, 2026 and 2025, there was no gain or loss recognized for sales of unproved properties.

Costs associated with development wells that are unevaluated or are waiting on access to transportation or processing facilities are reclassified into developmental wells-in-progress ("WIP"). These costs are not put into a depletable field basis until the wells are fully evaluated or access is gained to transportation and processing facilities. Costs associated with WIP are included in the cash flows from investing as part of investment in oil and gas properties. At March 31, 2026 and December 31, 2025, no capitalized developmental costs were included in WIP.

Depreciation, depletion and amortization of proved oil and gas properties is calculated using the units-of-production method based on proved reserves and estimated salvage values. During the three months ended March 31, 2026 and 2025, the Company recorded no depreciation, depletion and amortization expense on oil and gas properties. The Company will start using the units-of-production method when the field is continuously operational and there are material sales.

The Company reviews its proved oil and natural gas properties for impairment whenever events and circumstances indicate that a decline in the recoverability of its carrying value may have occurred. It estimates the undiscounted future net cash flows of its oil and natural gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. During the three months ended March 31, 2026 and 2025, there was no impairment to proved properties.

(2) Texas Railroad Commission Bond and Estimated Asset Retirement Obligation

To cover the estimated future asset retirement obligations ("ARO") related to its oil and gas properties, the Company maintains a $62,537 bond with the Railroad Commission of Texas (“RRC”). With the help of an outside consultant, the Company estimates it would take $5,000 to cap each of the 32 wells on the property so there is a liability of $97,463 to make up the difference. The bond ensures that the Company will cap any wells on the Alvey Oil Field that it decides are no longer productive. Once the Company decides it is finished working the Alvey Oil Field, it can apply to the RRC to have the bond repaid.

Revisions to the liability could occur due to changes in estimated abandonment costs, changes in well economic lives, or if federal or state regulators enact new requirements regarding the abandonment of wells

NOTE 12 – DISCONTINUED OPERATIONS

In 2023, CETI was planning to spin-off the Alvey oil field operations into a new entity. Accordingly, the Company has categorized Alvey as discontinued operations in the consolidated financial statements for the years ended December 31, 2025 and 2024  .

Effective October 14, 2025 the Company completed its spinoff of the Alvey oil field operation to Texas Coastal Energy, Corp. (TCEC) in exchange for 8,600,000 shares of West Texas Resources, Inc (OTCID: WTXR).     While this transaction was being negotiated, TCEC completed a reverse merger through which it assumed control and operational stewardship of West Texas Resources, Inc. Operating under the WTXR banner, the company has expanded its portfolio of producing oil and gas wells and reinforced its strategy to revitalize legacy oil fields across Texas. The acquisition of the Alvey oil field further accelerates WTXR’s growth trajectory.

The Alvey oil field was originally acquired by CETI as a pilot site to test and refine its proprietary oil production enhancement technologies. Those efforts proved instrumental in demonstrating broader applications—extending beyond oil field optimization into large-scale remediation of contaminated oil, sludge, soil, and wastewater. As CETI’s technology and strategy have evolved, the Alvey asset no longer aligned with the Company’s core focus. By spinning off the Alvey asset, CETI can fully dedicate its resources to advancing a growing portfolio of domestic and international remediation projects. At the same time, CETI and its shareholders retain the opportunity to participate in the future value of the Alvey oil field through its continued development by a company with deep expertise in oil and gas production—ensuring the asset has a better chance to realize its full potential while CETI concentrates on its primary growth markets.

The assets, liabilities and results of operations related to Alvey, previously shown in discontinued operations, have been removed from Cyber Enviro-Tech, Inc. consolidated results of operations for the year ended December 31, 2025 and 2024.

	Years Ended December 31,
	2025	2024
Total revenue	$9,951	$20,362
Total cost of revenue	(2,409)	(5,707)
Gross profit	7,182	14,655
Operating expenses	(244,297)	(1,509,761)
Loss on sale of Alvey oil field	(1,225,399)	—
Loss from operations	(1,462,514)	(1,495,106)
Other income (expenses)	—	—
Loss before tax expense	(1,462,514)	(1,495,106)
Tax expense	—	—
Loss from operations of discontinued operations	$(1,462,514)	$(1,495,106)

The assets and liabilities of the discontinued operations at December 31, 2025 and 2024 are summarized below:

	As of December 31,
	2025	2024
Property and equipment, net	$—	$2,019,415
Texas Railroad Commission bond	—	62,537
Assets of discontinued operations, non-current	—	2,081,952
Total assets	$—	$2,081,952

Accounts payable	$—	$25,500
Accounts payable - related party	—	30,000
Note payable, current maturities	—	343,500
Liabilities of discontinued operations, current	—	399,000
Estimated asset retirement obligation	—	97,463
Liabilities of discontinued operations, non-current	—	97,463
Total liabilities	$—	$496,463

Property and equipment, at cost, for the discontinued operations consisted of the following at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024	Useful Lives
Equipment	$—	$802,016	5 to 20 years
Vehicles	—	61,000	5 to 15 years
Well development costs	—	1,395,461	*
Less accumulated depreciation	—	(176,525)	—
Property and equipment, net	$—	$2,081,952	—

* Once full production begins, Well development costs were to be depreciated using the units-of-production method based on barrels of oil produced. Full production did not occur so no depreciation was ever taken on this asset. In addition, as of December 31, 2024, it was determined the fair value of the Well Development costs exceeded their fair value and were written down by $1,395,980.

Depreciation expense for the discontinued operations for the years ended December 31, 2025 and 2024 was $nil and $73,272, respectively.

Oil and Gas Producing Activities

The Company uses the successful efforts method of accounting for oil and gas activities. Under this method, the costs of productive exploratory wells, all development wells, related asset retirement obligation assets, and productive leases are capitalized and amortized, principally by field, on a units-of-production basis over the life of the remaining proved reserves. Exploration costs, including personnel costs, geological and geophysical expenses, and delay rentals for oil and gas leases are charged to expense as incurred. Exploratory drilling costs are initially capitalized, but charged to expense if and when the well is determined not to have found reserves in commercial quantities. The sale of a partial interest in a proved property is accounted for as a cost recovery, and no gain or loss is recognized as long as this treatment does not significantly affect the units-of-production amortization rate. A gain or loss is recognized for all other sales of producing properties. There were capitalized costs of nil and $1,395,461 at December 31, 2025 and 2024, respectively. The amount for 2024 is after a write down of $1,395,980 to estimated fair value.

Unproved oil and gas properties are assessed annually to determine whether they have been impaired by the drilling of dry holes on or near the related acreage or other circumstances, which may indicate a decline in value. When impairment occurs, a loss is recognized. When leases for unproved properties expire, the costs thereof, net of any related allowance for impairment, is removed from the accounts and charged to expense. During the years ended December 31, 2025 and 2024, there was no impairment to unproved properties. The sale of a partial interest in an unproved property is accounted for as a recovery of cost when substantial uncertainty exists as to the ultimate recovery of the cost applicable to the interest retained. A gain on the sale is recognized to the extent that the sales price exceeds the carrying amount of the unproved property. A gain or loss is recognized for all other sales of unproved properties. For the years ending December 31, 2025 and 2024, there was no gain or loss recognized for sales of unproved properties.

Costs associated with development wells that are unevaluated or are waiting on access to transportation or processing facilities were reclassified into developmental wells-in-progress ("WIP"). These costs are not put into a depletable field basis until the wells are fully evaluated or access is gained to transportation and processing facilities. Costs associated with WIP are included in the cash flows from investing as part of investment in oil and gas properties. At December 31, 2025 and 2024, no capitalized developmental costs were included in WIP.

Depreciation, depletion and amortization of proved oil and gas properties is calculated using the units-of- production method based on proved reserves and estimated salvage values. During the years ended December 31, 2025 and 2024, the Company recorded no depreciation, depletion and amortization expense on oil and gas properties. The Company will start using the units-of-production method when the field is continuously operational and there are material sales.

The Company reviews its proved oil and natural gas properties for impairment whenever events and circumstances indicate that a decline in the recoverability of its carrying value may have occurred. It estimates the undiscounted future net cash flows of its oil and natural gas properties and compares such undiscounted future cash flows to the carrying amount of the oil and natural gas properties to determine if the carrying amount is recoverable. If the carrying amount exceeds the estimated undiscounted future cash flows, the Company will adjust the carrying amount of the oil and natural gas properties to fair value. During the years ended December 31, 2025 and 2024, there was no impairment to proved properties.

To cover the estimated future asset retirement obligations ("ARO") related to its oil and gas properties, the Company maintains a $62,337 bond with the Railroad Commission of Texas (“RRC”). With the help of an outside consultant, the Company estimates it would take $5,000 to cap each of the 32 wells on the property so there is a potential liability of $97,463 to account for the total estimated cost if the Company decided to cap the wells. The bond ensures that the Company will cap any wells on the Alvey Oil Field that it decides are no longer productive.

Effective October 14, 2025 the Company completed its spinoff of the Alvey oil field operation to Texas Coastal Energy, Corp. (TCEC).  The assets, liabilities and results of operation including the aforementioned bond, related to the Alvey oil field, previously shown in discontinued operations, have been removed from Cyber Enviro-Tech, Inc. consolidated results of operations.